Annual Fund Operating Expenses - Access Flex Bear High Yield ProFund	Nov. 22, 2021
Investor
Operating Expenses:
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	9.17%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	9.92%
Fee Waivers/Reimbursements	(8.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.78%
Service
Operating Expenses:
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	9.17%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	10.92%
Fee Waivers/Reimbursements	(8.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.78%

[1]	ProFund Advisors LLC (“ProFund Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 1.78% for Investor Class shares and 2.78% for Service Class shares through November 30, 2022. After such date, the expense limitation may be terminated or revised by ProFund Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.